Leases - Operating Lease Assets and Liabilities in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Right-of-use assets classified in Other noncurrent assets	$ 162	$ 155
Current portion of lease liabilities classified in Other current liabilities	42	37
Long-term portion of lease liabilities classified in Other noncurrent liabilities and deferred credits	121	119
Total lease liabilities	$ 163	$ 156
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other noncurrent assets (P)	Other noncurrent assets (P)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities (P)	Other current liabilities (P)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other noncurrent liabilities and deferred credits (P)	Other noncurrent liabilities and deferred credits (P)